Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000004009 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004009 | Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004009 | Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004009 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004009 | Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004009 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004009 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004009 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004009 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004009 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004009 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004009 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004009 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004009 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000004009 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000004009 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004009 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159127 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159127 | Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159127 | Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159127 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159127 | Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159127 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159127 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159127 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159127 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159127 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159127 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159127 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159127 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159127 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000159127 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000159127 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159127 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159128 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159128 | Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159128 | Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159128 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159128 | Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159128 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159128 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159128 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159128 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159128 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159128 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159128 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159128 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159128 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000159128 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000159128 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159128 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219336 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219336 | Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219336 | Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219336 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219336 | Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219336 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219336 | Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219336 | Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219336 | Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219336 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219336 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219336 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219336 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219336 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000219336 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000219336 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219336 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%